Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Cash dividends received from consolidated subsidiaries	￦	119,036	287,549	61,985
Cash dividends received from associates		164,850	227,500	149,815

	￦	283,886	515,049	211,800